Leases, Commitments and Contingencies - Components of Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Leases, Commitments and Contingencies
Operating lease cost	$ 14,968
Short term lease cost	2,538
Variable lease cost	3,652
Sublease income	(1,382)
Total lease cost	$ 19,776